Subsequent Events (Details Narrative) - CAD ($)	Oct. 31, 2019	Oct. 24, 2019	Oct. 04, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired		100.00%
Agreed to purchase for resale of securities	$ 2,000,000
Conversion price per share	$ 0.18
Warrant description	Each unit issued will consist of one common share in the capital of the Company and one-half of one common share purchase warrant. Each warrant will entitle the holder to acquire one common the share for a period of 24 months following the closing date at a price of $0.25.
Common Stock [Member]
Statement Line Items [Line Items]
Number of shares issued					787,928,500	78,792,850
Number of shares outstanding					787,928,500	78,792,850
Common Stock [Member] | Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Number of shares issued				78,792,850	78,792,850
Number of shares outstanding				78,792,850	78,792,850
Common Stock [Member] | Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Consolidation of share issued and outstanding description			Subsequent to the quarter, the board approved the consolidation of the Company's issued and outstanding common shares on the basis of ten (10) pre-consolidation shares for one (1) post-consolidation share. The effective date for the consolidation is October 4, 2019.
Number of shares issued			787,928,500
Number of shares issued post-consolidation common shares		300,000
Common Stock [Member] | Non-adjusting events after reporting period [Member] | Post-consolidation Basis [Member]
Statement Line Items [Line Items]
Number of shares outstanding			78,792,850